UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Dryden Core Investment Fund

Exact name of registrant as specified in charter:

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102
Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 973-367-7521

Date of fiscal year end: 1/31/2010

Date of reporting period: 7/31/2009

Item 1 – Reports to Stockholders

Fees and Expenses (Unaudited)

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on February 1, 2009, at the beginning of the period and held through the six-month period ended July 31, 2009.

Actual Expenses

The first line for each Series in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each Series in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Dryden Core Investment Fund	1

Fees and Expenses (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each Series in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Core Investment Fund		Beginning Account Value February 1, 2009	Ending Account Value July 31, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Taxable Money Market Series	Actual	$1,000.00	$1,003.50	0.02%	$0.10
	Hypothetical	$1,000.00	$1,024.70	0.02%	$0.10

Short-Term Bond Series	Actual	$1,000.00	$1,104.00	0.03%	$0.16
	Hypothetical	$1,000.00	$1,024.65	0.03%	$0.15

* Series expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended July 31, 2009, and divided by the 365 days in the Series’ fiscal year ended January 31, 2010 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of July 31, 2009 (Unaudited)

Principal Amount (000)	Description	Value (Note 1)

Certificates of Deposit 13.3%
$75,000	Banco Bilbao Vizcaya Argentaria SA 0.305%, 11/4/09	$75,000,958
220,000	Bank of America N.A. 0.290%, 8/7/09	220,000,000
125,000	Barclays Bank PLC 2.000%, 10/9/09	125,000,000
200,000	BNP Paribas 0.320%, 10/15/09	200,000,000
200,000	0.320%, 10/20/09	200,000,000
34,000	0.710%, 3/18/10	34,000,000
200,000	Lloyds TSB Bank PLC 0.430%, 10/16/09	200,000,000
230,000	Royal Bank of Scotland PLC 0.560%, 10/6/09	230,000,000
205,000	Societe Generale 0.270%, 8/3/09	205,000,000
125,000	0.280%, 9/22/09	125,000,000
200,000	State Street Bank and Trust Co. 0.500%, 8/11/09	200,000,000
175,000	1.010%, 8/13/09	175,000,000
200,000	UBS AG 0.860%, 8/31/09	200,000,000
200,000	0.930%, 8/27/09	200,000,000

		2,389,000,958

Commercial Paper 32.7%
300,000	Australia & New Zealand Banking Group Ltd., 144A 1.037%, 10/2/09(c)	300,000,001
400,000	Bank of Ireland 1.137%, 9/4/09(c)	400,000,001
100,000	Caisse Nationale Des Caisses, 144A 0.290%, 8/19/09(b)	99,985,500
75,000	0.400%, 9/21/09(b)	74,957,500
80,000	CBA (Delaware) Finance 0.300%, 9/9/09(b)	79,974,000
150,000	Citigroup Funding, Inc. 0.210%, 10/8/09(b)(f)	149,940,500
130,000	0.220%, 9/24/09(b)(f)	129,957,100
98,000	0.220%, 10/7/09(b)(f)	97,959,874
35,000	0.240%, 9/17/09(b)(f)	34,989,033
93,000	0.250%, 9/22/09(b)(f)	92,966,417

See Notes to Financial Statements.

Dryden Core Investment Fund/Taxable Money Market Series	3

Portfolio of Investments

as of July 31, 2009 (Unaudited) continued

Principal Amount (000)	Description	Value (Note 1)

Commercial Paper (cont’d.)
$200,000	DNB Norbank ASA, 144A 0.270%, 8/17/09(b)	$199,976,000
36,000	E.ON AG, 144A 0.470%, 8/21/09(b)	35,990,600
100,000	General Electric Capital Corp. 0.240%, 8/19/09(b)(f)	99,988,000
300,000	JPMorgan Chase Funding, Inc., 144A 0.220%, 8/24/09(b)	299,957,833
170,000	0.230%, 8/17/09(b)	169,982,622
122,000	0.230%, 8/18/09(b)	121,986,749
50,000	New York Life Capital Corp., 144A 0.280%, 8/20/09(b)	49,992,611
50,000	0.280%, 8/21/09(b)	49,992,222
44,000	0.290%, 8/18/09(b)	43,993,974
50,000	0.320%, 8/5/09(b)	49,998,222
90,000	0.340%, 9/16/09(b)	89,960,900
65,000	Reckitt Benckiser TSY, 144A 0.550%, 8/24/09(b)	64,977,160
250,000	Royal Bank of Scotland Group PLC, 144A 0.710%, 9/3/09(b)	249,837,292
150,000	0.740%, 8/28/09(b)	149,916,750
97,000	Sanpaolo IMI US Financial Co. 0.250%, 8/27/09(b)	96,982,486
75,000	0.300%, 10/28/09(b)	74,945,000
125,000	0.300%, 10/29/09(b)	124,907,292
235,000	0.350%, 8/19/09(b)	234,958,875
245,000	Societe Generale North America, Inc. 0.270%, 9/1/09(b)	244,943,038
170,000	State Street Corp. 0.230%, 8/26/09(b)	169,972,847
170,000	0.250%, 8/6/09(b)	169,994,097
758	0.300%, 11/10/09(b)(f)	756,862
25,000	Straight-A Funding LLC, 144A 0.310%, 9/8/09(b)	24,991,819
50,000	0.320%, 10/22/09(b)	49,963,556
50,000	0.330%, 8/17/09(b)	49,992,667
50,000	0.330%, 8/24/09(b)	49,989,458
50,000	0.330%, 10/20/09(b)	49,963,333
50,000	0.360%, 8/4/09(b)	49,998,500
50,000	0.360%, 8/7/09(b)	49,997,000
200,000	0.360%, 8/25/09(b)	199,952,000

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

Commercial Paper (cont’d.)
$105,000	Swedbank AB, Gtd. By Kingdom of Sweden, 144A 0.690%, 11/9/09(b)	$104,798,750
150,000	0.690%, 11/10/09(b)	149,709,625
50,000	0.700%, 1/19/10(b)	49,833,750
100,000	0.820%, 2/17/10(b)	99,544,444
75,000	0.820%, 2/18/10(b)	74,656,625
86,000	UBS Finance (Delaware) LLC, 144A 0.370%, 9/21/09(b)	85,954,922
260,000	US Bancorp 0.320%, 8/24/09(b)	259,946,844
260,000	0.400%, 9/16/09(b)	259,867,111

		5,863,901,762

Loan Participation 0.4%
63,000	Army & Air Force Exchange Services 0.410%, 9/14/09(d)	63,000,000

Municipal Bonds 0.8%
16,215	Arizona Hlth. Fac. Auth. Rev., Hlth Fac.-Catholic West, Ser. B, F.R.W.D. 0.300%, 8/3/09(c)	16,215,000
9,805	District of Columbia, Ser. C, F.R.W.D. 0.280%, 8/3/09(c)	9,805,000
21,000	Gulf Coast Waste Disp. Auth. Tex. Amoco Oil Co. Proj., A.M.T., F.R.D.D. 0.260%, 8/3/09(c)	21,000,000
46,370	Los Angeles Calif. Uni. Sch. Dist. Ctfs. Partn., Administration Bldg. Proj., F.R.W.D. 0.330%, 8/3/09(c)	46,370,000
26,600	Lower Neches Valley Auth. TX Industrial Dev. Corp., F.R.D.D. 0.260%, 8/3/09(c)	26,600,000
16,030	Massachusetts St. Health & Educational, Harvard University, Ser. GG2, F.R.W.D. 0.300%, 8/3/09(c)	16,030,000

		136,020,000

Other Corporate Obligations 8.9%
200,210	Bank of America Corp., M.T.N. 0.813%, 9/18/09(a)	200,188,997

See Notes to Financial Statements.

Dryden Core Investment Fund/Taxable Money Market Series	5

Portfolio of Investments

as of July 31, 2009 (Unaudited) continued

Principal Amount (000)	Description	Value (Note 1)

Other Corporate Obligations (cont’d.)
$150,000	Bank of America N.A. 0.546%, 7/29/10(a)(f)	$150,000,000
310,000	1.207%, 8/6/09(a)	310,000,000
150,000	Citigroup Funding, Inc., M.T.N. 0.591%, 7/30/10(a)(f)	150,000,000
197,000	Nordea Bank AB, M.T.N., 144A 0.717%, 9/24/09(a)	197,000,000
117,616	Royal Bank of Scotland Group PLC, M.T.N., 144A 0.902%, 8/21/09(a)	117,628,816
270,000	US Bank N.A. 0.750%, 9/10/09(a)	270,000,000
210,000	Wells Fargo & Co., M.T.N. 0.782%, 9/23/09(a)	210,019,175

		1,604,836,988

U.S. Government Agencies 27.9%
16,340	Federal Home Loan Bank 0.180%, 8/5/09(b)	16,339,682
426,369	0.190%, 8/7/09(b)	426,355,498
399,500	0.193%, 9/9/09(b)	399,417,770
135,000	0.200%, 9/1/09(b)	134,976,750
335,000	0.205%, 9/16/09(b)	334,912,249
251,000	0.210%, 10/23/09(b)	250,879,581
50,000	0.210%, 11/2/09(b)	49,973,458
235,961	0.220%, 10/21/09(b)	235,846,021
194,000	0.220%, 10/27/09(b)	193,896,857
200,000	0.301%, 10/30/09(a)	199,954,191
225,000	0.316%, 10/13/09(a)	225,000,000
15,000	2.675%, 9/4/09	15,028,062
14,500	5.000%, 9/18/09	14,584,183
85,000	Federal Home Loan Mortgage Corp. 0.210%, 10/26/09(b)	84,957,358
510,000	0.641%, 8/24/10(a)	509,894,193
25,000	0.730%, 11/23/09(b)	24,942,208
4,800	0.830%, 12/29/09(b)	4,783,400
56,000	4.000%, 9/22/09	56,261,967
3,577	6.625%, 9/15/09	3,602,293
350,000	Federal National Mortgage Association 0.180%, 8/10/09(b)	349,984,250
100,000	0.200%, 8/20/09(b)	99,989,444

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

U.S. Government Agencies (cont’d.)
$225,000	0.200%, 9/14/09(b)	$224,945,000
265,000	0.210%, 10/13/09(b)	264,887,154
190,000	0.210%, 10/14/09(b)	189,917,983
38,000	0.304%, 8/24/09(b)	37,992,717
165,000	0.400%, 7/13/10(a)	164,894,536
50,000	0.550%, 9/8/09(b)	49,970,972
125,000	0.620%, 9/17/09(b)	124,898,819
150,000	0.620%, 9/18/09(b)	149,876,000
160,000	0.966%, 8/5/10(a)	159,943,878
3,327	6.625%, 9/15/09	3,351,529

		5,002,258,003

U. S. Government & Agency Obligations 5.9%
425,000	United States Treasury Bills 0.185%, 9/24/09(b)	424,884,312
150,000	0.220%, 9/17/09(b)	149,956,721
170,000	0.275%, 10/1/09(b)	169,920,785
80,000	0.294%, 10/8/09(b)	79,956,178
238,000	0.335%, 10/22/09(b)	237,844,337

		1,062,562,333

Repurchase Agreements 10.8%
250,000	Barclays Capital, Inc. 0.230%, dated 7/31/09, due 8/3/09 in the amount of $250,004,792 (cost $250,000,000; collateralized by $249,072,677 FDIC Corp. Debt., 0.616%-3.250% Maturity date 12/1/10-6/15/12, the value of the collateral including accrued interest was $255,000,000;	250,000,000
206,000	Bank of America Securities LLC 0.230%, dated 7/31/09, due 8/3/09 in the amount of $206,003,948 (cost $206,000,000; collateralized by $207,486,284 FDIC Corp. Debt., 0.000%-3.250% Maturity date 12/1/10-12/21/12, the value of the collateral including accrued interest was $210,120,001)	206,000,000
101,362	Goldman Sachs Co. 0.200%, dated 7/31/09, due 8/3/09 in the amount of $101,363,689 (cost $101,362,000; collateralized by $110,055,300 U.S. Treasury Bond, 1.750% Maturity date 1/15/28, the value of the collateral including accrued interest was $103,389,313)	101,362,000

See Notes to Financial Statements.

Dryden Core Investment Fund/Taxable Money Market Series	7

Portfolio of Investments

as of July 31, 2009 (Unaudited) continued

Principal Amount (000)	Description	Value (Note 1)

Repurchase Agreements (cont’d.)
100,000	Goldman Sachs Co. 0.220%, dated 7/31/09, due 8/3/09 in the amount of $100,001,833 (cost $100,000,000; collateralized by $13,147,391 GNMA, 2.200% Maturity date 12/19/12, the value of the collateral including accrued interest was $13,145,289; collateralized by $1,490,000 FNMA, 0.000%-4.550% Maturity date 6/25/33-2/25/45, the value of the collateral including accrued interest was $1,043,353; collateralized by $86,643,289 FDIC Corp. Debt., 1.369%-3.000% Maturity date 12/9/11-4/30/12, the value of the collateral including accrued interest was $87,831,358)	$100,000,000
727,756	Morgan Stanley Co. 0.230%, date 7/31/09, due 8/3/09 in the amount of $727,769,949 (cost $727,756,000; collateralized by $651,895,168 FDIC Corp. Debt., 0.000%-3.200% Maturity date 1/22/12-12/26/12, the value of the collateral including accrued interest was $659,083,718; collateralized by $83,086,000 GNMA, 0.629%-2.200% Maturity date 12/19/12, the value of the collateral including accrued interest was $83,427,532)	727,756,000
250,000	UBS Securities LLC 0.200%, date 7/31/09, due 8/3/09 in the amount of $250,004,167 (cost $250,000,000; collateralized by $469,715,436 FNMA, 4.000%-8.500% Maturity date 10/1/11-11/1/39, the value of the collateral including accrued interest was $255,000,861)	250,000,000
300,000	UBS Securities LLC 0.230%, date 7/31/09, due 8/3/09 in the amount of $300,005,750 (cost $300,000,000; collateralized by $303,476,000 FDIC Corp. Debt., 1.250%-2.875% Maturity date 9/13/10-6/19/12, the value of the collateral including accrued interest was $306,000,484)	300,000,000

		1,935,118,000

	Total Investments 100.7% (amortized cost $18,056,698,044)(e)	18,056,698,044
	Liabilities in excess of other assets (0.7%)	(118,151,672)

	Net Assets 100.0%	$17,938,546,372

See Notes to Financial Statements.

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144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

A.M.T.—Alternative Minimum Tax

F.R.D.D.—Floating Rate (Daily) Demand

F.R.W.D.—Floating Rate (Weekly) Demand

M.T.N.—Medium Term Note

N.A.—National Association (National Bank)

(a)	Floating Rate Security. The interest rate shown reflects the rate in effect at July 31, 2009.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(d)	Indicates a security that has been deemed illiquid.
(e)	The cost basis for federal income tax purposes is substantially the same as that used for financial statement purposes.
(f)	FDIC—Guarantee issued under temporary liquidity guarantee program.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Certificates of Deposit	—	$2,389,000,958	—
Commerical Paper	—	5,863,901,762	—
Loan Participation	—	63,000,000	—
Municipal Bonds	—	136,020,000	—
Other Corporate Obligations	—	1,604,836,988	—
Repurchase Agreements	—	1,935,118,000	—
U.S. Government Agencies	—	5,002,258,003	—
U.S. Government & Agency Obligations	—	1,062,562,333	—

	—	18,056,698,044	—
Other Financial Instruments*	—	—	—

Total	—	$18,056,698,044	—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

Dryden Core Investment Fund/Taxable Money Market Series	9

Portfolio of Investments

as of July 31, 2009 (Unaudited) continued

As of January 31, 2009 and July 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2009 was as follows:

Commercial Paper	32.7%
U.S. Government Agencies	27.9
Certificates of Deposit	13.3
Repurchase Agreements	10.8
Other Corporate Obligations	8.9
U.S. Government & Agency Obligations	5.9
Municipal Bonds	0.8
Loan Participation	0.4

100.7
Liabilities in excess of other assets	(0.7)

100.0%

See Notes to Financial Statements.

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Statement of Assets and Liabilities

as of July 31, 2009 (Unaudited)

Assets
Unaffiliated investments, at amortized cost which approximates market value	$18,056,698,044
Cash	350
Interest receivable	8,813,022
Prepaid expenses	1,972

Total assets	18,065,513,388

Liabilities
Payable for investments purchased	124,974,416
Dividend payable	1,713,626
Management fee payable	157,072
Accrued expenses	99,052
Affiliated transfer agent fee payable	16,667
Deferred trustees’ fee	6,183

Total liabilities	126,967,016

Net Assets	$17,938,546,372

Net assets were comprised of:
Common stock, at par	$17,938,557
Paid-in capital in excess of par	17,920,597,492

17,938,536,049
Undistributed net investment income	10,323

Net assets July 31, 2009	$17,938,546,372

Net asset value, offering price and redemption price per share ($17,938,546,372 ÷ 17,938,557,144 shares of $.001 par value common stock issued and outstanding)	$1.00

See Notes to Financial Statements.

Dryden Core Investment Fund/Taxable Money Market Series	11

Statement of Operations

Six Months Ended July 31, 2009 (Unaudited)

Net Investment Income
Income
Unaffiliated interest	$55,115,561

Expenses
Management fee	917,100
Insurance expense	205,000
Transfer agent’s fees and expenses (including affiliated expense of $50,000)	50,000
Custodian’s fees and expenses	43,000
Interest expense (Note 7)	13,129
Reports to shareholders	12,000
Audit fee	10,000
Legal fees and expenses	9,000
Trustees’ fees	6,000
Miscellaneous	28,883

Total expenses	1,294,112

Net investment income	53,821,449

Net Realized Gain On Investments
Net realized gain on investment transactions	465,430

Net Increase In Net Assets Resulting From Operations	$54,286,879

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended July 31, 2009	Year Ended January 31, 2009
Increase (Decrease) In Net Assets
Operations
Net investment income	$53,821,449	$595,272,136
Net realized gain on investment transactions	465,430	1,014,265

Net increase in net assets resulting from operations	54,286,879	596,286,401

Dividends and distributions from net investment income and net realized gain (Note 1)	(54,140,145)	(596,432,846)

Series share transactions (Note 6)
Net proceeds from shares subscribed	68,053,349,572	182,400,328,239
Net asset value of shares issued to shareholders in reinvestment of dividends and distributions	38,432,982	410,453,980
Cost of shares reacquired	(65,512,661,522)	(191,987,937,502)

Net increase (decrease) in net assets from Series share transactions	2,579,121,032	(9,177,155,283)

Total increase (decrease)	2,579,267,766	(9,177,301,728)

Net Assets
Beginning of period	15,359,278,606	24,536,580,334

End of period(a)	$17,938,546,372	$15,359,278,606

(a) Includes accumulated net investment income of:	$10,323	$—

See Notes to Financial Statements.

Dryden Core Investment Fund/Taxable Money Market Series	13

Portfolio of Investments

as of July 31, 2009 (Unaudited)

	Moody’s Ratings*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS 86.8%
ASSET BACKED SECURITIES 18.6%
American Express Credit Account Master Trust, Ser. 2006-1, Class C, 144A(a)	Baa2	0.568%	12/15/13	$10,000	$8,989,649
American Express Credit Account Master Trust, Ser. 2006-3, Class C, 144A(a)	Baa2	0.568	03/15/14	10,000	8,798,621
American Express Credit Account Master Trust, Ser. 2006-B, Class C, 144A(a)	Baa2	0.578	08/15/13	13,000	11,764,277
American Express Credit Account Master Trust, Ser. 2007-1, Class C, 144A(a)	Baa2	0.558	09/15/14	5,000	4,235,261
American Express Credit Account Master Trust, Ser. 2007-3, Class B(a)	A2	0.378	10/15/12	10,000	9,857,350
American Express Credit Account Master Trust, Ser. 2007-3, Class C, 144A(a)	Baa2	0.538	10/15/12	2,000	1,927,774
Carmax Auto Owner Trust, Ser. 2008-1, Class A2(a)	Aaa	0.988	04/15/11	3,708	3,710,220
Carmax Auto Owner Trust, Ser. 2008-2, Class A2B(a)	Aaa	1.188	09/15/11	15,543	15,556,979
Chase Issuance Trust, Ser. 2006-C2, Class C(a)	Baa2	0.588	04/15/13	8,751	8,092,636
Chase Issuance Trust, Ser. 2006-C4, Class C4(a)	Baa2	0.578	01/15/14	44,000	38,391,152
Citibank Credit Card Issuance Trust, Ser. 2005-C6, Class C6(a)	Baa2	0.618	11/15/12	14,000	13,161,308
Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1(a)	Baa2	0.689	02/20/15	19,100	15,924,436
Citibank Credit Card Issuance Trust, Ser. 2006-C4, Class C4(a)	Baa2	0.521	01/9/12	34,120	33,544,906
CLI Funding, LLC, Ser. 2006-1A, Class A, 144A(a)	Baa3	0.469	08/18/21	12,858	8,486,023
Countrywide Asset-Backed Certificates, Ser. 2006-S4, Class A1(a)	Caa1	0.395	07/25/34	3,158	2,776,246
Countrywide Asset-Backed Certificates, Ser. 2006-S8, Class A1(a)	B3	0.375	04/25/36	10,433	6,982,694

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

	Moody’s Ratings*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Countrywide Home Equity Loan Trust, Home Equity Loan, Ser. 2005-A, Class 2A(a)	B3	0.528%	04/15/35	$1,463	$383,340
Countrywide Home Equity Loan Trust, Home Equity Loan, Ser. 2005-B, Class 2A(a)	Ca	0.468	05/15/35	1,414	317,487
Countrywide Home Equity Loan Trust, Home Equity Loan, Ser. 2005-I, Class 2A(a)	B3	0.518	02/15/36	2,637	1,049,600
Countrywide Home Equity Loan Trust, Home Equity Loan, Ser. 2006-I, Class 2A(a)	Aa3	0.428	01/15/37	21,081	12,522,098
Cwl, Series 2006-S7, Class A1	Caa1	0.375	11/25/35	7,037	4,152,101
Discover Card Master Trust I, Ser. 2006-3, Class B1(a)	A2	0.428	03/15/14	9,816	8,509,713
Discover Card Master Trust I, Ser. 2007-3, Class B1(a)	A2	0.418	10/16/12	15,000	14,333,513
Flagstar Home Equity Loan Trust, Ser. 2006-2A, Class A, 144A (original cost $19,156,535; date purchased 12/14/06)(a)(g)	Aa3	0.445	06/25/19	19,157	11,493,921
Ford Credit Auto Owner Trust, Ser. 2006-C, Class A3	Aaa	5.160	11/15/10	993	999,455
Ford Credit Auto Owner Trust, Ser. 2008-A, Class A2(a)	Aaa	0.888	07/15/10	916	915,656
GE Business Loan Trust, Ser. 2003-2, Class A, 144A(a)	Aaa	0.658	11/15/31	10,127	7,549,427
GE Business Loan Trust, Ser. 2004-2A, Class A, 144A(a)	Aaa	0.508	12/15/32	9,407	6,443,488
GE Business Loan Trust, Ser. 2006-2, Class A, 144A(a)	Aaa	0.468	11/15/34	13,048	7,359,337
GE Capital Credit Card Master Note Trust, Ser. 2005-3, Class B(a)	A1	0.588	06/15/13	4,000	3,810,316
GE Capital Credit Card Master Note Trust, Ser. 2006-1, Class B(a)	A2	0.398	09/15/12	9,000	8,945,566
GE Capital Credit Card Master Note Trust, Ser. 2006-1, Class C(a)	Baa2	0.528	09/15/12	11,500	11,267,655
GE Capital Credit Card Master Note Trust, Ser. 2007-1, Class C(a)	Baa2	0.558	03/15/13	21,000	18,971,320
GE Capital Credit Card Master Note Trust, Ser. 2007-2, Class B(a)	A1	0.468	03/15/15	25,000	20,539,698

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	15

Portfolio of Investments

as of July 31, 2009 (Unaudited) continued

	Moody’s Ratings*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

GE Capital Credit Card Master Note Trust, Ser. 2007-2, Class C(a)	Baa1	0.648%	03/15/15	$13,680	$8,185,736
GE Corporate Aircraft Financing LLC, Ser. 2005-1, Class A3, 144A(a)	Aaa	0.545	08/25/19	10,084	8,772,853
GE Dealer Floorplan Master Note Trust, Ser. 2006-2, Class B(a)	Aa2	0.529	04/20/13	5,000	3,120,682
GE Seaco Finance, Ser. 2005-1A, Class A, 144A(a)	Baa3	0.538	11/17/20	8,867	6,206,666
GMAC Mortgage Corp. Loan Trust, Ser. 2001-HE2, Class 1A1(a)	Ba2	0.725	12/25/26	3,538	1,657,243
Honda Auto Receivables Owner Trust, Ser. 2007-2, Class A3	Aaa	5.460	05/21/11	672	684,013
Honda Auto Receivables Owner Trust, Ser. 2008-1, Class A3	Aaa	4.470	01/18/12	28,000	28,792,318
Household Credit Card Master Note Trust I, Ser. 2007-2, Class A(a)	Aaa	0.838	07/15/13	5,200	5,028,935
Household Credit Card Master Note Trust, Ser. 2006-1, Class B(a)	A1	0.428	06/15/12	18,000	17,634,040
HSBC Private Label Credit Card Master Note Trust, Ser. 2007-1, Class B(a)	A2	0.398	12/16/13	25,000	23,666,644
Huntington Auto Trust, Ser. 2008-1A, Class A2B, 144A(a)	Aaa	1.288	11/15/10	2,868	2,871,815
Hyundai Auto Receivables Trust, Ser. 2007-A, Class A3A	Aaa	5.040	01/15/12	3,644	3,720,675
Hyundai Auto Receivables Trust, Ser. 2008-A, Class A2	Aaa	4.160	05/16/11	20,900	21,126,984
MBNA Credit Card Master Note Trust, Ser. 2006-C2, Class C2(a)	Baa1	0.588	08/15/13	21,800	19,584,189
MBNA Credit Card Master Note Trust, Ser. 2006-C3, Class C3(a)	Baa1	0.578	10/15/13	7,455	6,695,980
National City Credit Card Master Trust, Ser. 2006-1, Class C(a)	Baa2	0.568	03/15/13	5,000	4,065,155
National City Credit Card Master Trust, Ser. 2007-1, Class C(a)	Baa2	0.588	03/15/14	17,625	12,630,604
National Collegiate Student Loan Trust, Ser. 2006-1, Class A2(a)	Aa1	0.425	08/25/23	2,769	2,575,720
Nissan Auto Receivables Owner Trust, Ser. 2007-B, Class A3	Aaa	5.030	05/15/11	3,206	3,259,408
Nissan Auto Receivables Owner Trust, Ser. 2008-B, Class A3	Aaa	4.460	04/15/12	22,000	22,612,205

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

	Moody’s Ratings*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Origen Manufactured Housing, Ser. 2006-A, Class A1(a)	Ba2	0.438%	11/15/18	$7,992	$6,601,851
Origen Manufactured Housing, Ser. 2007-A, Class A1(a)	Baa2	0.478	04/15/37	8,629	6,658,771
Residential Funding Mortgage Securities, Home Equity Loan, Ser. 2005-HS2, Class AII(a)	Ca	0.465	12/25/35	2,392	652,737
SLM Student Loan Trust, Ser. 2007-6, Class A1(a)	Aaa	0.674	04/25/15	4,228	4,211,865
SLM Student Loan Trust, Ser. 2008-1, Class A1(a)	Aaa	0.754	07/25/13	3,008	2,999,474
SLM Student Loan Trust, Ser. 2008-2, Class A1(a)	Aaa	0.804	01/25/15	9,076	9,010,533
Tal Advantage LLC, Ser. 2006-1, Class A	Baa2	0.479	04/20/21	6,750	4,050,000
USAA Auto Owner Trust, Ser. 2006-4, Class A3	Aaa	5.010	06/15/11	805	812,965
Volkswagen Auto Loan Enhanced Trust, Ser. 2008-1, Class A2	Aaa	3.710	04/20/11	1,667	1,678,846
Wachovia Auto Loan Owner Trust, Ser. 2008-1, Class A2B(a)	Aaa	1.139	03/20/11	2,393	2,393,982
Wachovia Auto Owner Trust, Ser. 2008-A, Class A3A	Aaa	4.810	09/20/12	10,200	10,513,580
World Omni Auto Receivables Trust, Ser. 2008-B, Class A2	Aaa	4.130	03/15/11	13,391	13,569,192

					597,808,884
COMMERCIAL MORTGAGE BACKED SECURITIES 18.8%
Banc of America Commercial Mortgage, Inc., Ser. 2005-1, Class A3	AAA(d)	4.877	11/10/42	4,238	4,275,874
Banc of America Commercial Mortgage, Inc., Ser. 2005-4, Class A2	AAA(d)	4.764	07/10/45	1,750	1,765,275
Banc of America Commercial Mortgage, Inc., Ser. 2007-2, Class A2FL, 144A(a)	AAA(d)	0.450	04/10/49	50,000	37,236,265
Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A2FL, 144A(a)	Aaa	0.470	06/10/49	30,000	26,025,849
Bank of America Large Loan, Ser. 2005-MIB1, Class A1, 144A(a)	Aaa	0.438	03/15/22	1,355	1,159,561

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	17

Portfolio of Investments

as of July 31, 2009 (Unaudited) continued

	Moody’s Ratings*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Bear Stearns Commercial Mortgage Securities, Ser. 2003-PWR2, Class A3	AAA(d)	4.834%	05/11/39	$3,550	$3,602,538
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW11, Class A4(a)	AAA(d)	5.623	03/11/39	4,740	4,631,644
Bear Stearns Commerical Mortgage Securities, Ser. 2006-BBA7, Class A1, 144A(a)	Aaa	0.398	03/15/19	5,006	4,263,525
Citigroup Commercial Mortgage Trust, Ser. 2006-05, Class A3	Aaa	5.431	10/15/49	10,000	9,129,212
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2005-CD1, Class A2FL(a)	Aaa	0.408	07/15/44	10,000	9,040,570
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class A2	Aaa	5.408	01/15/46	2,355	2,370,759
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2007-CD4, Class A2A	Aaa	5.237	12/11/49	3,700	3,743,791
Commercial Mortgage Pass Through Cert., Ser. 2005-C6, Class A2	Aaa	4.999	06/10/44	5,225	5,243,829
Commercial Mortgage Pass Through Cert., Ser. 2006-CN2A, Class A2FL, 144A(a)	AAA(d)	0.524	02/5/19	3,000	2,185,545
CS First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4	Aaa	4.832	04/15/37	12,020	11,469,257
GE Capital Commercial Mortgage Corp., Ser. 2005-C3, Class A4(a)	AAA(d)	5.046	07/10/45	3,000	2,942,557
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class A2	Aaa	5.117	04/10/37	20,000	20,189,778
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class A5(a)	Aaa	5.224	04/10/37	10,000	9,410,177
Greenwich Capital Commercial Funding Corp., Ser. 2006-GG7, Class A2(a)	Aaa	6.032	07/10/38	40,000	40,953,260
GS Mortgage Securities Corp., Ser. 2007-EOP, Class A1, 144A(a)	Aaa	0.394	03/6/20	9,550	8,220,392
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP5, Class A3(a)	Aaa	5.208	12/15/44	4,000	3,915,264

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

	Moody’s Ratings*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A2(a)	Aaa	5.861%	04/15/45	$21,510	$21,816,485
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP9, Class A2SF(a)	Aaa	0.408	05/15/47	30,000	21,642,138
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB19, Class A2(a)	Aaa	5.815	02/12/49	1,410	1,416,093
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB20, Class A3	Aaa	5.819	02/12/51	8,233	7,371,650
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2FL(a)	Aaa	0.428	06/15/49	50,000	40,128,735
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LDPX, Class A2SF(a)	Aaa	0.418	01/15/49	50,000	34,245,690
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2008-C2, Class A1	Aaa	5.017	02/12/51	3,672	3,680,378
LB-UBS Commercial Mortgage Trust, Ser. 2005-C7, Class A2	AAA(d)	5.103	11/15/30	10,753	10,796,193
LB-UBS Commercial Mortgage Trust, Ser. 2006-C1, Class A2	AAA(d)	5.084	02/15/31	12,450	12,449,802
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A2	Aaa	5.532	03/15/32	8,400	8,431,181
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6, Class A2	Aaa	5.262	09/15/39	5,070	5,128,096
Merrill Lynch Floating Trust, Ser. 2006-1, Class A1, 144A(a)	Aaa	0.358	06/15/22	13,858	10,349,833
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A2(a)	Aaa	5.878	06/12/46	19,000	19,342,401
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-4, Class A2FL(a)	Aaa	0.416	12/12/49	25,000	20,472,780
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-06, Class A2FL(a)	Aaa	0.436	03/12/51	50,000	36,902,025
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-08, Class ASB(a)	AAA(d)	5.890	08/12/49	1,750	1,596,122

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	19

Portfolio of Investments

as of July 31, 2009 (Unaudited) continued

	Moody’s Ratings*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A2FL, 144A(a)	Aaa	0.396%	08/12/48	$35,000	$24,363,987
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-7, Class A2FL, 144A(a)	Aaa	0.416	06/12/37	25,000	18,523,065
Morgan Stanley Capital I, Ser. 2005-HQ6, Class A2A	AAA(d)	4.882	08/13/42	8,390	8,344,603
Morgan Stanley Capital I, Ser. 2007-IQ14, Class A2FL(a)	Aaa	0.448	04/15/49	50,000	38,623,075
Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C19, Class A2	AAA(d)	4.516	05/15/44	10,056	10,122,830
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C29, Class A3	Aaa	5.313	11/15/48	25,000	23,005,125
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-WL7A, Class A1, 144A(a)	Aaa	0.378	09/15/21	23,241	16,742,255

					607,269,464
CORPORATE BONDS 32.4%

Aerospace & Defense 0.6%
General Dynamics Corp., Gtd. Notes	A2	1.800	07/15/11	20,000	19,994,500

Banking 7.7%
ANZ National International Ltd. (New Zealand), Gov’t. Liquid Gtd., 144A (starts accruing 0.650% on 8/6/09)(a)	Aaa	0.000	08/5/11	10,000	10,000,000
Barclays Bank PLC (United Kingdom), Gov’t Liquid Gtd., 144A(a)	Aaa	1.437	03/5/12	30,000	29,966,010
Bear Stearns & Co., Inc., Sr. Unsec’d. Notes, M.T.N.(a)	Aa3	0.718	01/31/11	20,000	19,926,300
Capital One Financial Corp., Sr. Unsec’d. Notes., M.T.N.(a)	Baa1	0.930	09/10/09	25,000	24,960,730
Countrywide Financial Corp., Gtd. Notes, M.T.N.(a)	A2	1.426	05/7/12	35,000	31,895,360
Credit Suisse USA, Inc., Gtd. Notes(a)	Aa1	0.865	11/20/09	25,000	25,003,975

See Notes to Financial Statements.

20	Visit our website at www.jennisondryden.com

	Moody’s Ratings*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Banking (cont’d.)
Goldman Sachs Group, Inc. Sr. Unsec’d. Notes, M.T.N.(a)	A1	0.701%	06/28/10	$10,000	$9,983,860
Merrill Lynch & Co., Sr. Unsec’d. Notes, M.T.N.(a)	A2	0.712	03/23/10	17,000	16,842,818
Merrill Lynch & Co., Sr. Unsec’d. Notes, M.T.N.(a)	A2	1.236	02/5/10	13,000	12,930,268
Morgan Stanley, Sr. Unsec’d. Notes, M.T.N.(a)	A2	0.599	01/15/10	20,000	19,929,520
Royal Bank of Canada (Canada), Cert. of Deposit(a)	Aaa	1.012	06/23/11	20,000	19,985,520
Suncorp-Metway Ltd. (Australia), Gov’t. Liquid Gtd., 144A(a)	Aaa	1.759	04/15/11	25,000	25,337,275

					246,761,636

Brokerage 0.3%
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes M.T.N.(a)(e)	NR	2.778	05/25/10	50,000	8,500,000

Capital Goods 3.4%
Eaton Corp., Sr. Unsec’d. Notes(a)	A3	1.036	08/10/09	35,000	35,003,404
Ingersoll-Rand Global Holding Co. Ltd., Gtd. Notes (Bermuda)(a)	Baa1	2.420	08/13/10	16,000	15,645,072
John Deere Capital Corp., M.T.N., Sr. Unsec’d. Notes(a)	A2	0.708	09/1/09	35,000	34,996,601
Snap-On, Inc., Sr. Unsec’d. Notes(a)	A3	0.640	01/12/10	25,000	24,788,325

					110,433,402

Chemicals 0.2%
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	4.125	04/30/10	5,250	5,363,799

Consumer 0.5%
Proctor & Gamble International Funding SCA (Luxembourg), Gtd. Notes(a)	Aa3	1.046	08/19/09	15,000	15,005,046

Electric 2.3%
FPL Group Capital, Inc., Gtd. Notes(a)	A2	1.494	06/17/11	10,000	10,086,560
Georgia Power Co., Sr. Unsec’d. Notes(a)	A2	1.164	03/17/10	20,000	20,089,240

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	21

Portfolio of Investments

as of July 31, 2009 (Unaudited) continued

	Moody’s Ratings*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Electric (cont’d.)
Ohio Power Co., Sr. Unsec’d. Notes(a)	A3	0.757%	04/5/10	$22,950	$22,942,977
Pacific Gas & Electric Co., Sr. Unsec’d. Notes(a)	A3	1.597	06/10/10	20,000	20,090,900

					73,209,677

Energy—Integrated 0.6%
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	5.000	08/1/10	18,000	18,415,980

Foods 1.2%
General Mills, Inc., Sr. Unsec’d. Notes(a)	Baa1	0.635	01/22/10	30,000	29,991,570
Kraft Foods, Inc., Sr. Unsec’d. Notes(a)	Baa2	1.456	08/11/10	10,000	10,010,260

					40,001,830

Healthcare & Pharmaceutical 4.2%
AstraZeneca PLC, Sr. Unsec’d. Notes(a)	A1	0.948	09/11/09	25,000	25,008,487
Cardinal Health, Inc., Sr. Unsec’d. Notes(a)	Baa3	0.865	10/2/09	20,000	19,953,380
GlaxoSmithKline Capital, Inc., Gtd. Notes(a)	A1	1.545	05/13/10	25,000	25,136,800
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	1.875	06/30/11	20,000	20,160,120
Pfizer, Inc., Sr. Unsec’d. Notes(a)	Aa2	2.579	03/15/11	25,000	25,753,150
Roche Holdings, Inc., Gtd. Notes, 144A(a)	A2	1.661	02/25/10	10,000	10,002,880
Roche Holdings, Inc., Gtd. Notes, 144A(a)	A2	2.661	02/25/11	10,000	10,148,630

					136,163,447

Insurance 2.3%
Lincoln National Corp., Sr. Unsec’d. Notes(a)	Baa2	0.719	03/12/10	35,000	34,265,035
UnitedHealth Group, Inc., Sr. Unsec’d. Notes(a)	Baa1	0.789	06/21/10	40,000	39,693,480

					73,958,515

See Notes to Financial Statements.

22	Visit our website at www.jennisondryden.com

	Moody’s Ratings*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Media & Entertainment 1.5%
Time Warner, Inc., Gtd. Notes(a)	Baa2	1.150%	11/13/09	$30,000	$29,918,910
Walt Disney Co., Sr. Unsec’d. Notes, M.T.N.(a)	A2	0.750	09/10/09	20,000	20,006,520

					49,925,430

Non-Captive Finance 1.5%
General Electric Capital Corp., Sr. Unsec’d. Notes(a)	Aa2	0.554	01/26/11	22,500	22,011,705
Household Fin. Corp., Sr. Unsec’d. Notes, M.T.N.(a)	A3	1.134	11/16/09	10,370	10,336,339
International Lease Finance Corp.,
Sr. Unsec’d. Notes, M.T.N.(a)	Baa3	0.909	01/15/10	17,000	16,230,801

					48,578,845

Pipelines & Other 0.9%
Rockies Express Pipeline LLC, Gtd. Notes, 144A(a)	Baa2	4.250	08/20/09	30,000	30,000,885

Retailers 2.0%
CVS Caremark Corp., Sr. Unsec’d. Notes(a)	Baa2	0.968	06/1/10	50,000	49,835,550
Home Depot, Inc., Sr. Unsec’d. Notes(a)	Baa1	0.749	12/16/09	15,200	15,185,986

					65,021,536

Technology 1.5%
Cisco Systems, Inc., Sr. Unsec’d. Notes	A1	5.250	02/22/11	20,000	21,169,040
Dell, Inc., Sr. Unsec’d. Notes	A2	3.375	06/15/12	5,000	5,114,075
Hewlett-Packard Co., Sr. Notes(a)	A2	1.710	05/27/11	13,000	13,214,669
Hewlett-Packard Co., Sr. Unsec’d. Notes(a)	A2	0.689	06/15/10	10,200	10,212,985

					49,710,769

Telecommunications 1.7%
AT&T, Inc., Sr. Unsec’d. Notes(a)	A2	1.116	02/5/10	35,000	35,019,495
Verizon Wireless Capital, Sr. Unsec’d. Notes, 144A(a)	A2	3.316	05/20/11	18,000	18,500,328

					53,519,823

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	23

Portfolio of Investments

as of July 31, 2009 (Unaudited) continued

	Moody’s Ratings*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

RESIDENTIAL MORTGAGE BACKED SECURITIES 14.3%
Accredited Mortgage Loan Trust, Ser. 2004-4, Class A2D(a)	Aaa	0.635%	01/25/35	$3,004	$2,040,278
Ace Securities Corp., Home Equity Loan, Ser. 2002-HE1, Class M1(a)	Baa1	1.260	06/25/32	596	339,098
Ace Securities Corp., Home Equity Loan, Ser. 2003-HE1, Class M2(a)	Ba3	2.835	11/25/33	359	146,193
Ace Securities Corp., Home Equity Loan, Ser. 2003-OP1, Class M1(a)	Aaa	0.985	12/25/33	2,000	1,405,954
Ace Securities Corp., Home Equity Loan, Ser. 2004-FM1, Class M1(a)	Aa2	1.185	09/25/33	1,010	637,225
Ace Securities Corp., Home Equity Loan, Ser. 2004-OP1, Class M1(a)	Aa2	0.805	04/25/34	4,837	3,276,919
Ace Securities Corp., Home Equity Loan, Ser. 2005-HE2, Class M2(a)	Aa2	0.735	04/25/35	2,000	1,715,526
Ameriquest Mortgage Securities, Inc., Ser. 2003-1, Class M1(a)(c)	Aa2	1.635	02/25/33	5,502	3,576,515
Ameriquest Mortgage Securities, Inc., Ser. 2003-11, Class M1(a)	Aa2	0.975	01/25/34	1,325	857,322
Ameriquest Mortgage Securities, Inc., Ser. 2003-12, Class M1(a)	Aa2	1.035	01/25/34	2,675	1,711,106
Ameriquest Mortgage Securities, Inc., Ser. 2003-2, Class M2(a)(c)	B3	3.060	03/25/33	383	43,189
Ameriquest Mortgage Securities, Inc., Ser. 2003-8, Class M1(a)	Aa2	0.985	10/25/33	4,968	2,484,214
Ameriquest Mortgage Securities, Inc., Ser. 2004-R6, Class A1(a)	Aa3	0.495	07/25/34	6,745	4,544,474
Ameriquest Mortgage Securities, Inc., Ser. 2005-R9, Class AF4	A1	5.444	11/25/35	1,500	1,132,848
Ameriquest Mortgage Securities, Inc., Ser. 2005-R9, Class AF5	A2	5.818	11/25/35	1,808	828,477
Amortizing Residential Collateral Trust, Home Equity Loan, Ser. 2002-BC5, Class M2(a)	Baa3	2.085	07/25/32	212	42,590
Amortizing Residential Collateral Trust, Home Equity Loan, Ser. 2002-BC9, Class M1(a)	Baa3	1.935	12/25/32	2,544	1,526,360
Argent Securities, Inc., Home Equity Loan, Ser. 2003-W2, Class M4(a)	Baa1	5.161	09/25/33	1,000	499,055
Argent Securities, Inc., Home Equity Loan, Ser. 2003-W3, Class M2(a)	A2	2.085	09/25/33	12,586	4,405,267

See Notes to Financial Statements.

24	Visit our website at www.jennisondryden.com

	Moody’s Ratings*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Argent Securities, Inc., Home Equity Loan, Ser. 2004-W5, Class M1(a)	Aa2	0.885%	04/25/34	$1,000	$692,574
Argent Securities, Inc., Home Equity Loan, Ser. 2004-W7, Class M1(a)	Aa1	0.835	05/25/34	1,021	466,175
Asset Backed Funding Cert., Ser. 2003-AHL1, Class A1	Aaa	3.684	03/25/33	777	463,301
Asset Backed Funding Cert., Ser. 2003-OPT1, Class A3(a)	Aaa	0.965	04/25/33	1,169	697,174
Asset Backed Funding Cert., Ser. 2004-HE1, Class M1(a)	Aa2	1.185	03/25/34	2,583	1,679,147
Asset Backed Funding Cert., Ser. 2006-OPT1, Class A3D(a)	A2	0.525	09/25/36	6,000	2,100,000
Asset Backed Securities Corp., Home Equity Loan, Ser. 2003-HE5, Class M2(a)	A2	3.138	09/15/33	642	235,849
Asset Backed Securities Corp., Home Equity Loan, Ser. 2004-HE1, Class M1(a)	Aa2	1.338	01/15/34	3,004	1,931,234
Asset Backed Securities Corp., Home Equity Loan, Ser. 2004-HE1, Class M2(a)	A2	2.763	01/15/34	787	456,424
Asset Backed Securities Corp., Home Equity Loan, Ser. 2005-HE6, Class M1(a)	Aa1	0.775	07/25/35	2,500	1,889,499
Bear Stearns Asset Backed Securities Trust, Ser. 2004-1, Class M1(a)	AA(d)	0.935	06/25/34	4,030	2,389,005
Bear Stearns Asset Backed Securities Trust, Ser. 2004-HE6, Class M1(a)	Aa2	0.855	08/25/34	5,090	3,205,158
Bear Stearns Asset Backed Securities Trust, Ser. 2005-HE10, Class A3(a)	Aaa	0.665	11/25/35	11,000	8,656,492
Bear Stearns Asset Backed Securities Trust, Ser. 2005-HE11, Class M1(a)	A1	0.715	11/25/35	9,522	2,871,271
Bear Stearns Asset Backed Securities Trust, Ser. 2007-FS1, Class 1A3(a)	Caa2	0.455	05/25/35	19,000	3,743,819
Bear Stearns Asset Backed Securities Trust. Ser. 2003-3, Class M1(a)	Aa2	1.105	06/25/43	1,185	506,435

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	25

Portfolio of Investments

as of July 31, 2009 (Unaudited) continued

	Moody’s Ratings*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Bear Stearns Asset Backed Securities, Inc., Ser. 2004-FR3, Class M2(a)	A2	1.455%	09/25/34	$1,437	$702,834
Bear Stearns Asset Backed Securities, Inc., Ser. 2004-HE10, Class M1(a)	Aa2	0.935	12/25/34	1,216	664,647
Bear Stearns Asset Backed Securities, Inc., Ser. 2004-HE7, Class M1(a)	Aa2	0.885	08/25/34	6,654	4,012,210
Carrington Mortgage Loan Trust, Ser. 2005-NC4, Class A2(a)	A1	0.765	09/25/35	9,265	4,097,384
CDC Mortgage Capital Trust, Home Equity Loan, Ser. 2002-HE2, Class M2(a)(c)	Ca	2.535	01/25/33	520	41,294
CDC Mortgage Capital Trust, Ser. 2003-HE3, Class M1(a)	Baa2	1.335	11/25/33	9,867	6,413,565
Centex Home Equity, Home Equity Loan, Ser. 2002-D, Class M1(a)	Aa2	1.355	12/25/32	867	203,265
Centex Home Equity, Home Equity Loan, Ser. 2005-B, Class M1(a)	Aa1	0.685	03/25/35	3,000	1,590,692
Centex Home Equity, Home Equity Loan, Ser. 2005-C, Class M1(a)	Aa1	0.715	06/25/35	7,600	4,378,665
Centex Home Equity, Ser. 2003-A, Class M2(a)	A2	2.015	03/25/33	501	84,014
Centex Home Equity, Ser. 2003-B, Class M1(a)	Aa2	0.985	06/25/33	835	553,257
Centex Home Equity, Ser. 2003-B, Class M2(a)	Baa2	1.985	06/25/33	756	34,045
Centex Home Equity, Ser. 2004-C, Class AF5	Aaa	5.980	06/25/34	15,505	11,382,215
Chase Funding Mortgage Loan, Ser. 2003-2, Class 2A2(a)	Aaa	0.845	02/25/33	684	594,260
Citicorp Residential Mortgage Securities, Inc., Ser. 2006-2, Class A5	Aa2	6.036	09/25/36	17,200	10,628,492
Citicorp Residential Mortgage Securities, Inc., Ser. 2007-2, Class M3	Baa2	6.490	06/25/37	5,560	1,246,014
Citigroup Mortgage Loan Trust, Inc., Ser. 2005-HE1, Class M1(a)	Aa1	0.715	05/25/35	1,871	1,821,419
Citigroup Mortgage Loan Trust, Inc., Ser. 2005-HE3, Class M1(a)	A1	0.745	09/25/35	2,000	1,222,059

See Notes to Financial Statements.

26	Visit our website at www.jennisondryden.com

	Moody’s Ratings*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Citigroup Mortgage Loan Trust, Inc., Ser. 2006-HE2, Class A2B(a)	Aa2	0.385%	08/25/36	$2,697	$2,553,386
Conseco Finance Corp., Ser. 2001-C, Class M1(a)	Aa3	0.988	08/15/33	764	206,476
Countrywide Asset-Backed Certificates, Ser. 2002-3, Class M1(a)	Baa2	1.410	03/25/32	448	266,567
Countrywide Asset-Backed Certificates, Ser. 2003-3, Class M1(a)	A1	1.335	08/25/33	1,918	447,448
Countrywide Asset-Backed Certificates, Ser. 2004-1, Class M1(a)	Aa1	0.785	03/25/34	1,570	1,135,617
Countrywide Asset-Backed Certificates, Ser. 2004-1, Class M2(a)	Aa2	0.835	03/25/34	8,000	5,852,598
Countrywide Asset-Backed Certificates, Ser. 2005-15, Class AF4(a)	Ba1	5.704	04/25/36	1,900	933,169
Countrywide Asset-Backed Certificates, Ser. 2004-13, Class MV4(a)	A1	1.135	04/25/35	9,000	3,002,748
Countrywide Asset-Backed Certificates, Ser. 2004-2, Class M1(a)	Aa2	0.785	05/25/34	3,500	2,170,000
Countrywide Asset-Backed Certificates, Ser. 2005-13, Class MV1(a)	B2	0.725	04/25/36	4,000	662,286
Countrywide Asset-Backed Certificates, Ser. 2005-14, Class M1(a)	Ba3	0.735	04/25/36	1,750	428,046
Countrywide Asset-Backed Certificates, Ser. 2005-2, Class M1(a)	Aa1	0.705	08/25/35	3,300	2,626,475
Countrywide Asset-Backed Certificates, Ser. 2006-13, Class 1AF1(a)	B3	0.405	01/25/37	1,075	1,035,550
Countrywide Asset-Backed Certificates, Ser. 2007-2, Class 2A4(a)	Ca	0.505	08/25/37	10,000	1,389,962
Countrywide Asset-Backed Certificates, Ser. 2007-S1, Class A1A(a)	B3	0.395	11/25/36	7,147	4,519,484

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	27

Portfolio of Investments

as of July 31, 2009 (Unaudited) continued

	Moody’s Ratings*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

CS First Boston Mortgage Securities Corp., Ser. 2001-HE17, Class A1(a)	Aaa	0.905%	01/25/32	$1,954	$1,341,769
CS First Boston Mortgage Securities Corp., Ser. 2001-HE25, Class M1(a)	Baa1	1.885	03/25/32	965	505,487
Equifirst Mortgage Loan Trust, Ser. 2003-1, Class M2(a)	Baa1	2.185	12/25/32	256	107,778
Equifirst Mortgage Loan Trust, Ser. 2004-2, Class M1(a)	Aa1	0.835	10/25/34	3,000	1,863,613
Equity One ABS, Inc., Ser. 2003-1, Class M1	A2	4.860	07/25/33	311	222,909
FBR Securitization Trust, Ser. 2005-5, Class M1(a)	A3	0.745	11/25/35	10,000	2,765,406
Finance America Mortgage Loan Trust, Ser. 2004-3, Class M1(a)	Aa1	0.865	11/25/34	11,610	6,965,765
First Franklin Mtg. Loan Asset Backed Cert., Home Equity Loan, Ser. 2005-FFH4, Class M4(a)	C	0.935	12/25/35	3,500	39,856
First Franklin Mtg. Loan Asset Backed Cert., Home Equity Loan, Ser. 2006-FFH1, Class M2(a)	Caa2	0.685	01/25/36	2,000	29,741
First Franklin Mtg. Loan Asset Backed Cert., Ser. 2004-FF3, Class M1(a)	Aa2	1.110	05/25/34	8,909	5,345,699
First Franklin Mtg. Loan Asset Backed Cert., Ser. 2004-FF8, Class M1(a)	Aa1	0.785	10/25/34	5,200	2,858,868
First NLC Trust, Ser. 2005-2, Class M1(a)	A1	0.765	09/25/35	2,500	1,442,343
Fremont Home Loan Trust, Ser. 2003-B, Class M1(a)	Aa3	1.335	12/25/33	1,181	800,776
Fremont Home Loan Trust, Ser. 2004-1, Class M6(a)	A3	2.235	02/25/34	370	114,462
Fremont Home Loan Trust, Ser. 2004-2, Class M2(a)	Aa1	1.215	07/25/34	2,400	1,553,722
GSAMP Trust Home Equity Loan, Ser. 2003-FM1, Class M2(a)	Caa3	3.064	03/20/33	275	48,697
GSAMP Trust Home Equity Loan, Ser. 2004-FM1, Class M1(a)	Aaa	1.260	11/25/33	3,844	2,546,815
GSAMP Trust Home Equity Loan, Ser. 2004-FM1, Class M2(a)	A1	2.385	11/25/33	324	127,472

See Notes to Financial Statements.

28	Visit our website at www.jennisondryden.com

	Moody’s Ratings*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

GSAMP Trust Home Equity Loan, Ser. 2004-NC1, Class M1(a)	Aa2	0.835%	03/25/34	$4,959	$3,180,392
GSAMP Trust Home Equity Loan, Ser. 2005-HE6, Class M2(a)	Ba3	0.735	11/25/35	4,500	528,334
GSAMP Trust Home Equity Loan, Ser. 2006-HE6, Class A3(a)	B3	0.435	08/25/36	20,148	5,889,160
HFC Home Equity Loan Asset Backed Certificates, Ser. 2006-2, Class M2(a)	Aa1	0.579	03/20/36	12,284	9,389,820
HFC Home Equity Loan Asset Backed Certificates, Ser. 2006-3, Class A4(a)	Aaa	0.529	03/20/36	7,300	4,161,000
HFC Home Equity Loan Asset Backed Certificates, Ser. 2006-4, Class A3V(a)	Aaa	0.439	03/20/36	15,000	10,349,916
HFC Home Equity Loan Asset Backed Certificates, Ser. 2007-3, Class M2(a)	Aa1	2.789	11/20/36	3,500	1,099,677
Home Equity Asset Trust, Home Equity Loan, Ser. 2002-3, Class M1(a)	Baa2	1.635	02/25/33	1,530	1,005,089
Home Equity Asset Trust, Home Equity Loan, Ser. 2002-4, Class M1(a)	Baa1	1.785	03/25/33	1,621	1,020,869
Home Equity Asset Trust, Home Equity Loan, Ser. 2003-2, Class M1(a)	Baa1	1.605	08/25/33	2,936	1,756,196
Home Equity Asset Trust, Home Equity Loan, Ser. 2003-3, Class M1(a)	A2	1.575	08/25/33	3,527	2,164,692
Home Equity Asset Trust, Home Equity Loan, Ser. 2003-4, Class M1(a)	Aa3	1.485	10/25/33	12,345	7,867,822
Home Equity Asset Trust, Home Equtiy Loan, Ser. 2003-8, Class M1(a)	A2	1.365	04/25/34	1,257	808,002
Home Equity Asset Trust, Ser. 2004-1, Class M1(a)	A1	1.230	06/25/34	21,245	13,171,964
Home Equity Asset Trust, Ser. 2005-3, Class M2(a)	A3	0.725	08/25/35	2,450	1,690,937
Home Equity Asset Trust, Ser. 2005-5, Class M1(a)	A1	0.765	11/25/35	2,625	1,139,132

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	29

Portfolio of Investments

as of July 31, 2009 (Unaudited) continued

	Moody’s Ratings*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Home Equity Asset Trust, Ser. 2005-8, Class M2(a)	B3	0.735%	02/25/36	$2,000	$63,823
HSI Asset Securitization Corp. Trust, Ser. 2006-OPT4, Class 2A4(a)	A2	0.535	03/25/36	1,400	462,159
Indymac Home Equity Loan Asset-Backed Trust, Ser. 2004-B, Class M4(a)	A3	1.435	11/25/34	11,657	8,074,902
Irwin Home Equity, Ser. 2006-2, Class 2A1, 144A(a)	Aaa	0.385	02/25/36	2,335	2,048,052
JP Morgan Mortgage Acquisition Corp., Ser. 2006-CW2, Class AV5(a)	Ba1	0.525	08/25/36	7,447	1,905,846
Long Beach Mortgage Loan Trust, Ser. 2003-3, Class M1(a)	Aa2	1.410	07/25/33	3,483	2,414,643
Long Beach Mortgage Loan Trust, Ser. 2003-4, Class M1(a)	Aa2	1.305	08/25/33	6,690	4,214,241
Long Beach Mortgage Loan Trust, Ser. 2004-1, Class M1(a)	Aa1	0.785	02/25/34	29,430	17,378,791
Long Beach Mortgage Loan Trust, Ser. 2004-1, Class M2(a)	Aa2	0.835	02/25/34	6,340	3,786,199
Long Beach Mortgage Loan Trust, Ser. 2004-2, Class M1(a)	Aa2	0.815	06/25/34	2,350	1,339,828
Long Beach Mortgage Loan Trust, Ser. 2004-3, Class M1(a)	Aa1	0.855	07/25/34	1,750	1,197,376
Long Beach Mortgage Loan Trust, Ser. 2005-WL1, Class M2(a)	A2	0.835	06/25/35	10,000	5,264,339
Mastr Asset Backed Securities Trust, Ser. 2004-OPT2, Class A2(a)	Aaa	0.635	09/25/34	170	99,647
Merrill Lynch Mortgage Investors, Inc., Ser. 2003-WMC2, Class M2(a)(c)	A2	3.135	02/25/34	660	459,754
Merrill Lynch Mortgage Investors, Inc., Ser. 2004-WMC1, Class M2(a)	A2	1.935	10/25/34	3,900	2,243,641
Morgan Stanley ABS Capital I, Home Equity Loan, Ser. 2004-HE7, Class M1(a)	Aa1	0.885	08/25/34	3,607	2,207,501
Morgan Stanley ABS Capital I, Ser. 2002-NC6, Class M1(a)	A2	1.785	11/25/32	1,591	1,034,175
Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M-1(a)	Aa2	1.485	05/25/33	1,831	1,205,888

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

	Moody’s Ratings*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Morgan Stanley ABS Capital I, Ser. 2003-NC10, Class M1(a)	Aa2	1.305%	10/25/33	$949	$607,902
Morgan Stanley ABS Capital I, Ser. 2003-NC5, Class M3(a)	B1	3.735	04/25/33	353	71,740
Morgan Stanley ABS Capital I, Ser. 2003-NC6, Class M2(a)	A1	3.210	06/25/33	1,473	273,062
Morgan Stanley ABS Capital I, Ser. 2003-NC8, Class M1(a)	Aa2	1.335	09/25/33	3,872	2,368,924
Morgan Stanley ABS Capital I, Ser. 2003-NC8, Class M2(a)	A2	2.910	09/25/33	402	75,063
Morgan Stanley ABS Capital I, Ser. 2004-HE1, Class A4(a)	AAA(d)	0.655	01/25/34	1,253	759,100
Morgan Stanley ABS Capital I, Ser. 2005-HE4, Class M2(a)	A2	0.755	07/25/35	1,000	315,576
Morgan Stanley ABS Capital I, Ser. 2005-WMC1, Class M1(a)	Aa1	0.755	01/25/35	2,835	1,550,205
Morgan Stanley ABS Capital, Inc., Ser. 2004-HE8, Class M1(a)	Aa1	0.925	09/25/34	19,810	14,539,604
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-AM3, Class M2(a)	Baa1	3.285	02/25/33	641	233,471
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-HE1, Class M2(a)	C	2.235	07/25/32	316	4,699
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-NC5, Class M1(a)	Aa2	1.695	10/25/32	1,636	991,380
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-NC5, Class M2(a)	Baa2	2.685	10/25/32	361	65,298
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2003-NC3, Class M1(a)	Aa1	1.635	03/25/33	1,659	1,131,518
Morgan Stanley Dean Witter Capital I, Ser. 2002-AM2, Class M1(a)	Aa3	1.410	05/25/32	1,875	1,213,625
Morgan Stanley Dean Witter Capital I, Ser. 2003-NC3, Class M3(a)	Baa2	3.660	03/25/33	474	65,075
Morgan Stanley Home Equity Loan Trust, Ser. 2005-3, Class M1(a)	Aa1	0.735	08/25/35	150	100,500
Morgan Stanley Home Equity Loans, Ser. 2005-2, Class M1(a)	Aa1	0.695	05/25/35	3,260	3,024,896

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	31

Portfolio of Investments

as of July 31, 2009 (Unaudited) continued

	Moody’s Ratings*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Morgan Stanley Home Equity Loans, Ser. 2005-4, Class M1(a)	Ba2	0.695%	09/25/35	$2,210	$381,318
New Century Home Equity Loan Trust, Ser. 2003-5, Class AI6	Aaa	5.500	11/25/33	15,000	10,344,707
New Century Home Equity Loan Trust, Ser. 2003-6, Class M1(a)	Aa2	1.365	01/25/34	16,769	10,698,620
New Century Home Equity Loan Trust, Ser. 2004-1, Class M1(a)	Aa2	0.875	05/25/34	8,956	5,746,435
New Century Home Equity Loan Trust, Ser. 2004-2 Class A4(a)	Aaa	0.835	08/25/34	2,430	1,540,293
New Century Home Equity Loan Trust, Ser. 2004-3, Class M1(a)	Aa1	0.905	11/25/34	11,087	6,873,789
New Century Home Equity Loan Trust, Ser. 2004-4, Class M1(a)	Aa1	0.795	02/25/35	20,836	12,052,129
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2002-6, Class M1(a)	A3	1.410	11/25/32	266	120,272
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2003-2, Class A2(a)	Aaa	0.885	04/25/33	2,704	1,622,376
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2004-1, Class M1(a)	Aa2	1.185	01/25/34	2,094	1,357,687
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2005-3, Class M1(a)	Aa3	0.755	08/25/35	2,460	740,044
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2005-5, Class M2(a)	Ba3	0.705	12/25/35	8,000	839,728
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2005-5, Class M3(a)	B1	0.725	12/25/35	2,000	56,428
Popular ABS Mortgage Pass-Through Trust, Home Equity Loan, Ser. 2004-4, Class M1	Aa2	5.181	09/25/34	1,641	1,218,692
Popular ABS Mortgage Pass-Through Trust, Home Equity Loan, Ser. 2005-5, Class AF4	A3	5.297	11/25/35	2,250	936,519
Popular ABS Mortgage Pass-Through Trust, Home Equity Loan, Ser. 2005-B, Class M1(a)	Aa1	0.765	08/25/35	4,552	3,370,314

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

	Moody’s Ratings*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Popular ABS Mortgage Pass-Through Trust, Home Equity Loan, Ser. 2006-B, Class A3(a)	A1	0.565%	05/25/36	$3,000	$1,754,725
Quest Trust, Home Equity Loan, Ser. 2006-X1, Class A2, 144A(a)	Caa3	0.475	03/25/36	9,194	4,986,300
Quest Trust, Home Equity Loan, Ser. 2006-X2, Class A2, 144A(a)	Ca	0.575	08/25/36	6,000	1,085,042
Renaissance Home Equity Loan Trust, Home Equity Loan, Ser. 2004-1, Class M2(a)	A2	1.535	05/25/34	550	218,227
Renaissance Home Equity Loan Trust, Ser. 2003-1, Class A(a)	Aaa	0.715	06/25/33	709	437,542
Residential Asset Mortgage Products, Inc., Ser. 2004-RS8, Class AI5	Aa3	5.980	08/25/34	15,000	8,071,278
Residential Asset Mortgage Products, Inc., Ser. 2006-RZ2, Class M1(a)	Caa2	0.615	05/25/36	2,500	232,444
Residential Asset Securities Corp., Home Equity Loan, Ser. 2005-EMX5, Class A3(a)	Caa3	0.615	12/25/35	3,804	827,485
Residential Asset Securities Corp., Ser. 2003-KS11, Class AI5	Aaa	5.550	01/25/34	4,600	3,010,447
Residential Asset Securities Corp., Ser. 2004-KS1, Class AI5	Aaa	5.221	02/25/34	4,000	2,480,364
Residential Asset Securities Corp., Ser. 2004-KS3, Class AI5	Aa2	4.770	04/25/34	7,750	4,134,655
Residential Asset Securities Corp., Ser. 2004-KS5, Class AI5	Aa3	5.600	06/25/34	10,308	5,409,366
Residential Asset Securities Corp., Ser. 2005-KS11, Class M1(a)	Baa1	0.685	12/25/35	1,680	170,964
Residential Asset Securities Corp., Ser. 2006-KS1, Class A4(a)	A1	0.585	02/25/36	470	161,024
Residential Asset Securities Corp., Ser. 2006-KS7, Class A2(a)	A2	0.385	09/25/36	2,792	2,483,135
Residential Asset Securities Corp., Ser. 2007-KS1, Class A4(a)	B1	0.505	01/25/37	7,316	601,077
Residential Asset Securities Corp., Ser. 2007-KS2, Class AI4(a)	B3	0.505	02/25/37	7,500	1,069,772
Salomon Brothers Mortgage Securities VII, Inc., Ser. 2002-CIT1, Class M1(a)	AA(d)	1.015	03/25/32	7,504	4,127,200

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	33

Portfolio of Investments

as of July 31, 2009 (Unaudited) continued

	Moody’s Ratings*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Saxon Asset Securities Trust, Ser. 2001-2, Class M1(a)	Baa1	1.080%	03/25/31	$953	$281,807
Saxon Asset Securities Trust, Ser. 2001-3, Class M1(a)	A3	1.455	07/25/31	594	177,317
Saxon Asset Securities Trust, Ser. 2003-2, Class AF5	Aaa	5.022	08/25/32	2,609	1,808,664
Saxon Asset Securities Trust, Ser. 2003-3, Class M2(a)	A2	1.885	12/25/33	242	60,007
Saxon Asset Securities Trust, Ser. 2004-1, Class M1(a)	Aa2	1.080	03/25/35	2,000	1,113,359
Saxon Asset Securities Trust, Ser. 2004-2, Class MF1	Aa2	5.500	08/25/35	2,579	1,522,571
Securitized Asset Backed Receivables LLC Trust, Ser. 2004-NC1, Class M1(a)	Aa2	0.805	02/25/34	7,719	4,705,567
Securitized Asset Backed Receivables LLC Trust, Ser. 2006-FR3, Class A3(a)	Caa1	0.535	05/25/36	5,050	1,548,012
Securitized Asset Investment Loan Trust, Ser. 2004-4, Class A4(a)	AAA(d)	1.085	04/25/34	3,782	2,335,143
Specialty Underwriting & Residential Finance, Ser. 2003-BC3, Class M1(a)	Aaa	1.260	08/25/34	11,700	7,605,000
Specialty Underwriting & Residential Finance, Ser. 2004-BC1, Class M1(a)	Aa2	1.050	02/25/35	3,492	2,164,789
Specialty Underwriting & Residential Finance, Ser. 2006-BC1, Class A2C(a)	Baa1	0.485	12/25/36	2,196	1,588,234
Structured Asset Investment Loan Trust, Ser. 2003-BC10, Class A4(a)	AAA(d)	1.285	10/25/33	10,448	7,066,705
Structured Asset Securities Corp., Home Equity Loan, Ser. 2005-WF4, Class M2(a)	A1	0.715	11/25/35	3,500	603,039
Structured Asset Securities Corp., Home Equity Loan, Ser. 2006-OW1, Class A3, 144A(a)	AAA(d)	0.445	12/25/35	6	5,926
Structured Asset Securities Corp., Home Equity Loan, Ser. 2006-OW1, Class A4, 144A(a)	A(d)	0.485	12/25/35	1,600	800,456

See Notes to Financial Statements.

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	Moody’s Ratings*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Wells Fargo Home Equity Trust, Ser. 2004-1, Class 1A(a)	Aaa	0.585%	04/25/34	$7,667	$4,964,641
Wells Fargo Home Equity Trust, Ser. 2004-1, Class 2A1(a)	Aaa	0.585	04/25/34	9,613	6,469,119

					460,773,687

U.S. GOVERNMENT AGENCY OBLIGATIONS 2.7%
Federal Home Loan Bank		3.625	12/17/10	5,785	6,002,279
Goldman Sachs Group, Inc., FDIC Gtd.(a)(h)		1.206	11/9/11	40,000	40,344,480
Pooled Funding Trust I, Pass-Thru Certs., 144A		2.740	02/15/12	39,300	40,009,011

					86,355,770

Total long-term investments (cost $3,274,056,038)					2,796,772,925

SHORT-TERM INVESTMENTS 13.3%

COMMERCIAL PAPER(b) 12.8%
Altria Group, Inc.	P-2	0.650	08/7/09	25,632	25,628,761
Avery Dennison Corp., 144A	P-2	0.420	08/3/09	30,000	29,998,950
BMW US Capital LLC, 144A	P-2	1.050	08/10/09	4,800	4,798,600
BMW US Capital LLC, 144A	P-2	1.150	08/3/09	15,100	15,098,553
Cigna Corp., 144A	P-2	1.050	08/3/09	9,550	9,549,164
Cigna Corp., 144A	P-2	1.050	08/12/09	10,000	9,996,500
Conocophillips, 144A	P-2	0.180	08/3/09	2,975	2,974,955
Consolidated Edison Co. of New York, 144A	P-2	0.400	08/10/09	22,530	22,527,496
Duke Energy Corp., 144A	P-2	0.500	09/21/09	7,300	7,294,728
Duke Energy Corp., 144A	P-2	0.700	08/11/09	16,317	16,313,510
Heinz H. J. Finance Co., 144A	P-2	0.500	09/14/09	10,000	9,993,750
Heinz H. J. Finance Co., 144A	P-2	0.600	08/24/09	15,000	14,994,001
Ingersoll-Rand Global Holding Co., 144A	P-2	0.500	08/14/09	16,000	15,996,889
ITT Corp., 144A	P-2	0.920	09/28/09	20,000	19,981,816
Reed Elsevier, Inc., 144A	P-2	0.450	08/3/09	25,000	24,999,063
SABMiller PLC, 144A	P-2	1.000	11/13/09	25,000	24,945,750
Safeway, Inc., 144A	P-2	0.420	08/3/09	24,550	24,549,141
UBS Finance (Delaware) LLC	P-2	0.190	08/3/09	16,758	16,757,735
US Bancorp.	P-2	0.860	04/9/10	25,000	24,848,000
VF Corp., 144A	P-2	0.600	10/14/09	19,650	19,624,455

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	35

Portfolio of Investments

as of July 31, 2009 (Unaudited) continued

	Moody’s Ratings*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

COMMERCIAL PAPER(b) (Continued)
Vodafone Group PLC, 144A	P-2	0.750%	09/3/09	$20,000	$19,987,514
WellPoint, Inc., 144A	P-2	0.650	08/6/09	25,000	24,997,292
Wisconsin Energy Corp., 144A	P-2	0.400	08/28/09	26,550	26,541,740
XTO Energy, Inc., 144A	P-2	0.550	08/21/09	2,000	1,999,358

					414,397,721
LOAN PARTICIPATION 0.5%
National Rural Utilities Cooperative Finance Corp.(c)	P-1	0.500	08/21/09	15,000	15,000,000

Total short-term investments (cost $429,375,195)					429,397,721

Total Investments 100.1% (cost $3,703,431,233; Note 5)(f)					3,226,170,646
Liabilities in excess of other assets(i) (0.1)%					(1,689,118)

Net Assets 100.0%					$3,224,481,528

The following abbreviations are used in the portfolio descriptions:

LLC—Limited Liability Company.

M.T.N.—Medium Term Note.

NR—Not Rated by Moody’s or Standard & Poor’s

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

*	The ratings reflected are as of July 31, 2009. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current prospectus contains a description of Moody’s and Standard & Poor’s ratings.
(a)	Floating rate bond. The coupon is indexed to a floating interest rate. The rate shown is the rate at period end.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Indicates a security that has been deemed illiquid.
(d)	Standard & Poor’s Rating.
(e)	Represents issuer in default of interest payments; non-income producing security.
(f)	As of July 31, 2009, 22 securities representing $108,851,443 and 3.4% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.
(g)	Private placement, restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $19,156,535. The aggregate value of $11,493,921 is 0.4% of net assets.
(h)	FDIC-Guaranteed issued under temporary liquidity guarantee program.
(i)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on interest rate and credit default swap agreements as follows:

See Notes to Financial Statements.

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Interest rate swap agreements outstanding at July 31, 2009:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Barclays Bank PLC(a)	6/20/2010	$27,000	3.775%	3 month LIBOR	$(826,869)	—	$(826,869)
Barclays Bank PLC(a)	7/3/2010	10,000	3.570	3 month LIBOR	(283,902)	—	(283,902)
Barclays Bank PLC(a)	12/12/2010	50,000	4.048	3 month LIBOR	(2,279,858)	—	(2,279,858)
Barclays Bank PLC(a)	12/27/2010	20,000	4.026	3 month LIBOR	(893,472)	—	(893,472)
Barclays Bank PLC(a)	5/16/2018	13,000	4.531	3 month LIBOR	(1,001,167)	—	(1,001,167)
Deutsche Bank AG(a)	12/15/2009	25,000	3.201	3 month LIBOR	(329,131)	—	(329,131)
Deutsche Bank AG(a)	4/15/2011	25,000	3.735	3 month LIBOR	(1,314,351)	—	(1,314,351)
Deutsche Bank AG(a)	2/15/2012	39,300	2.065	3 month LIBOR	(555,537)	—	(555,537)
Morgan Stanley Capital Services, Inc.(a)	10/1/2010	40,000	3.695	3 month LIBOR	(1,769,656)	—	(1,769,656)
Royal Bank of Scotland PLC(a)	9/24/2009	5,600	3.426	3 month LIBOR	(186,156)	—	(186,156)
Royal Bank of Scotland PLC(a)	7/21/2010	19,000	3.572	3 month LIBOR	(535,091)	—	(535,091)
Royal Bank of Scotland PLC(a)	10/3/2013	9,200	3.991	3 month LIBOR	(626,588)	—	(626,588)
Royal Bank of Scotland PLC(a)	2/18/2020	20,000	4.762	3 month LIBOR	(2,135,878)	—	(2,135,878)

					$(12,737,656)	—	$(12,737,656)

(a)	The Portfolio pays the fixed rate and receives the floating rate.

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	37

Portfolio of Investments

as of July 31, 2009 (Unaudited) continued

Credit default swap agreements outstanding at July 31, 2009:

Counterparty	Termination Date	Notional Amount (000)(2)	Fixed Rate	Referenced Entity/ Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues-Buy Protection(1):
Citibank, NA	3/20/2010	$20,000	0.280%	CVS Corp., 4.875%, due 9/15/2014	$(7,779)	—	$(7,779)
Deutsche Bank AG	6/20/2012	15,000	5.050	Bank of America Corp. 6.250%, due 4/15/2012	(1,532,879)	—	(1,532,879)
Goldman Sachs International	3/20/2013	32,350	1.900	Financial Security Assurance, Inc., 6.110%, due 6/29/2015	8,859,154	—	8,859,154
Goldman Sachs International	3/20/2018	2,800	2.960	MBIA Insurance Corp., 1.760%, due 10/06/2010	1,852,512	—	1,852,512
Merrill Lynch Capital Services, Inc.	3/20/2018	8,000	3.000	AMBAC Assurance Corp., 5.900%, due 2/22/2021	5,379,756	—	5,379,756
Merrill Lynch Capital Services, Inc.	3/20/2018	4,000	3.000	MBIA Insurance Corp., 1.760%, due 10/06/2010	2,642,902	—	2,642,902
Merrill Lynch Capital Services, Inc.	6/20/2010	20,000	0.700	UnitedHealth Group, Inc., 4.875%, due 4/01/2013	58,567	—	58,567

					$17,252,233	—	$17,252,233

(1)	If the Series is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Series will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Series could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Financial Statements.

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Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2009 in valuing the Series’ assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Asset Backed Securities	$—	$575,561,012	$22,247,872
Commercial Mortgage Backed Securities	—	607,269,464	—
Corporate Bonds	—	1,044,565,120	—
Residential Mortgage Backed Securities	—	374,170,116	86,603,571
U.S. Government Agency Obligations	—	86,355,770	—
Commercial Paper	—	414,397,721	—
Loan Participation	—	15,000,000	—

	—	3,117,319,203	108,851,443
Other Financial Instruments*	—	4,514,577	—

Total	$—	$3,121,833,780	$108,851,443

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset Backed Securities	Residential Mortgage Backed Securities
Balance as of 1/31/09	$—	$6,957,578
Realized gain (loss)	459	(28,246,152)
Change in unrealized appreciation (depreciation)	(1,951,155)	45,693,621
Earned amortization/accretion	132	434,206
Net purchases (sales)	1,453,155	(8,956,567)
Transfers in and/or out of Level 3	22,745,282	70,720,885

Balance as of 7/31/09	$22,247,873	$86,603,571

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	39

Portfolio of Investments

as of July 31, 2009 (Unaudited) continued

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2009 was as follows:

Commercial Mortgage Backed Securities	18.8%
Asset Backed Securities	18.6
Residential Mortgage Backed Securities	14.3
Commercial Paper	12.8
Banking	7.7
Health Care & Pharmaceutical	4.2
Capital Goods	3.4
U.S. Government Agency Obligations	2.7
Electric	2.3
Insurance	2.3
Retailers	2.0
Telecommunications	1.7
Media & Entertainment	1.5
Non-Captive Finance	1.5
Technology	1.5
Foods	1.2
Pipelines & Other	0.9
Aerospace & Defense	0.6
Energy—Integrated	0.6
Consumer	0.5
Loan Participation	0.5
Brokerage	0.3
Chemicals	0.2

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

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The Series invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Series’ financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative Instruments as of July 31, 2009 as presented in the Statement of Assets and Liabilities: (Unaudited)

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Credit contracts	Unrealized appreciation on swaps	$18,792,891	Unrealized depreciation on swaps	$1,540,658
Interest rate contracts	—	—	Unrealized depreciation on swaps	12,737,656

Total		$18,792,891		$14,278,314

The effects of derivative instruments on the Statement of Operations for the six months ended July 31, 2009 are as follows: (Unaudited)

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Swaps
Credit contracts	$2,177,475
Interest rate contracts	(3,292,000)

Total	$(1,114,525)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Swaps
Credit contracts	$(1,955,607)
Interest rate contracts	2,684,406

Total	$728,799

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	41

Statement of Assets and Liabilities

as of July 31, 2009 (Unaudited)

Assets
Unaffiliated investments, at value (cost $3,703,431,233)	$3,226,170,646
Cash	44,833
Unrealized appreciation on swaps	18,792,891
Interest receivable	5,706,987
Prepaid expenses	262

Total assets	3,250,715,619

Liabilities
Unrealized depreciation on swaps	14,278,314
Payable for investments purchased	10,720,527
Dividend payable	1,105,426
Accrued expenses	74,448
Management fee payable	38,678
Affiliated transfer agent fee payable	16,698

Total liabilities	26,234,091

Net Assets	$3,224,481,528

Net assets were comprised of:
Common stock, at par	$398,751
Paid-in capital in excess of par	3,978,387,843

3,978,786,594
Undistributed net investment income	8,619,946
Accumulated net realized loss on investments and swaps	(290,179,002)
Net unrealized depreciation on investments and swap agreements	(472,746,010)

Net assets, July 31, 2009	$3,224,481,528

Net asset value, offering price and redemption price per share ($3,224,481,528 ÷ 398,751,269 shares of $.001 par value common stock issued and outstanding)	$8.09

See Notes to Financial Statements.

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Statement of Operations

Six Months Ended July 31, 2009 (Unaudited)

Net Investment Income
Income
Unaffiliated interest	$36,399,619

Expenses
Management fee	225,828
Custodian’s fees and expenses	62,000
Transfer agent’s fees and expenses (including affiliated expense of $50,000)	50,000
Insurance expense	47,000
Audit fee	14,000
Legal fees and expenses	8,000
Trustees’ fees	6,000
Reports to shareholders	3,000
Miscellaneous	15,258

Total expenses	431,086

Net investment income	35,968,533

Net Realized And Unrealized Gain (Loss) On Investments and Swap Agreements
Net realized loss on:
Investment transactions	(54,917,680)
Swaps	(1,114,525)

(56,032,205)

Net change in unrealized appreciation on:
Investments	323,102,441
Swap agreements	728,799

323,831,240

Net gain on investments	267,799,035

Net Increase In Net Assets Resulting From Operations	$303,767,568

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	43

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended July 31, 2009	Year Ended January 31, 2009
Increase (Decrease) In Net Assets
Operations
Net investment income	$35,968,533	$129,792,199
Net realized loss on investment transactions and swaps	(56,032,205)	(228,600,350)
Net change in unrealized appreciation (depreciation) on investments and swap agreements	323,831,240	(538,832,592)

Net increase (decrease) in net assets resulting from operations	303,767,568	(637,640,743)

Dividends from net investment income (Note 1)	(29,453,741)	(124,696,414)

Series share transactions (Note 6)
Net proceeds from shares subscribed	5,026,112	63,066,691
Net asset value of shares issued to shareholders in reinvestment of dividends	29,436,418	127,473,906
Cost of shares reacquired	(22,779,186)	(150,689,457)

Net increase in net assets from Series share transactions	11,683,344	39,851,140

Total increase (decrease)	285,997,171	(722,486,017)

Net Assets
Beginning of period	2,938,484,357	3,660,970,374

End of period(a)	$3,224,481,528	$2,938,484,357

(a) Includes undistributed net investment income of:	$8,619,946	$2,105,154

See Notes to Financial Statements.

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Notes to Financial Statements

(Unaudited)

Dryden Core Investment Fund (the “Fund”), is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company.

The Fund consists of six series—the Taxable Money Market Series, the Short-Term Bond Series, the Short-Term Municipal Bond Series, the National Municipal Money Market Series, the Government Money Market Series and the Treasury Money Market Series. The Short-Term Municipal Bond Series, the National Municipal Money Market Series, the Government Money Market Series and the Treasury Money Market Series have not yet commenced operations. The Taxable Money Market Series (the Money Market Series) and the Short-Term Bond Series commenced investment operations on April 23, 1999 and November 7, 2005, respectively.

The investment objective of the Money Market Series is current income consistent with the preservation of capital and the maintenance of liquidity. The Money Market Series invests primarily in money market instruments maturing in 13 months or less whose ratings are within the two highest short-term ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality as determined by the Money Market Series’ investment advisors. The ability of the issuers of the securities held by the Money Market Series to meet their obligations may be affected by economic developments in a specific industry or region.

The investment objective of the Short-Term Bond Series is high current income consistent with the preservation of principal. Under normal circumstances, the Short-Term Bond Series will invest at least 80% of its investable assets in debt obligations with maturities of three years or less. These debt obligations will include money market obligations, bonds and other fixed income debt obligations such as U.S. Government securities (including U.S. Treasury bills, notes and bonds), mortgage-backed securities, asset-backed securities, foreign securities and other short-term debt obligations. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry or region.

Shares of the Money Market Series and the Short-Term Bond Series are available only to investment companies managed by Prudential Investments LLC (“PI”) and certain investment advisory clients of the subadvisor. At July 31, 2009, 100% of the shares outstanding were owned by such entities of which 1 shareholders held 5.5% of outstanding shares of the Short-Term Bond Series and 2 shareholders held 11.3% of outstanding shares of the Money Market Series.

Dryden Core Investment Fund	45

Notes to Financial Statements

(Unaudited) continued

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Series, in the preparation of its financial statements.

Securities Valuation: The Money Market Series values portfolio securities at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the value shall be determined by or under the direction of the Board of Trustees. For the Short-Term Bond Series, securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. For the Short-Term Bond Series, short-term debt securities which mature in more than sixty days are valued at current market quotations. Short-term debt securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and there after assumes a constant amortization to maturity of any discount or premium.

The Money Market Series may hold up to 10% and the Short Term Bond Series may hold up to 15% of their respective net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with U.S. financial institutions, it is each Series’ policy that its custodian or designated

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subcustodians, as the case may be under triparty repurchase agreements, takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Swap Agreements: Certain Series of the Fund may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Series are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at reporting date, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Series is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Series may use interest rate swaps to either maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Series’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk may be mitigated by having a master netting arrangement between the Series and the counterparty which may permit the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Dryden Core Investment Fund	47

Notes to Financial Statements

(Unaudited) continued

The Series is subject to credit risk in the normal course of pursuing its investment objectives. The Series may use credit default swaps to provide a measure of protection against defaults of the issuers or to take an active long or short position with respect to the likelihood of a particular issuer’s default. The Series may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. The Series’ maximum risk of loss from counterparty credit risk for purchased credit default swaps is the notional value of a credit default swap agreement. This risk may be mitigated by having a master netting arrangement between the Series and the counterparty which may permit the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

As a seller of protection on credit default swap agreements, a Series will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, the Series would effectively increase investment risk to its portfolio because, in addition to its total net assets, a Series may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that a Series as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Series for the same referenced entity or index. As a buyer of protection, the Series generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and

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credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment and/or performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swap: In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. The Series is subject to equity risk exposure in the normal course of pursuing its investment objectives. A Series may enter into total return swaps to manage their exposure to a security or an index. The Series’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Series, from the point of entering into the contract. This risk may be mitigated by having a master netting arrangement between the Series and the counterparty which may permit the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of July 31, 2009, Short-Term Bond Series has not met conditions under such agreements, which give the counterparty the right to call for an early termination.

Swap agreements involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated

Dryden Core Investment Fund	49

Notes to Financial Statements

(Unaudited) continued

on the identified cost basis. Interest income, including amortization of premium and accretion of discount and debt securities as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Federal Income Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the Money Market Series and the Short-Term Bond Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Money Market Series declares all of its net investment income and net realized short-term capital gains, if any, as dividends daily to its shareholders of record at the time of such declaration. The Short-Term Bond Series declares all of its net investment income as dividends daily and pays monthly to its shareholders of record at the time of such declaration. Distributions of net realized capital gains, if any, are declared annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which differ from generally accepted accounting principles.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Series has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Series. In connection therewith, PIM is obligated to keep certain books and records of the Series. PI pays for the services of PIM, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

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For its services, PI will be reimbursed for its direct costs, exclusive of any profit or overhead. The costs are accrued daily payable monthly. For the six months ended July 31, 2009, the costs were at an effective annual rate of .012% for the Money Market Series’ and .015% for the Short-Term Bond Series.

PI and PIM are indirect, wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly-owned subsidiary of Prudential, serves as the transfer agent of each Series. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Note 4. Portfolio Securities

The Short-Term Bond Series’ purchases and sales of investment securities, other than short-term investments, for the six months ended July 31, 2009, aggregated $381,815,609 and $425,575,182, respectively.

Note 5. Tax Information

For federal income tax purposes, Short-Term Bond Series had capital loss carryforward as of January 31, 2009 of approximately $124,166,000, of which $8,441,000 expires in 2016 and $115,725,000 expires in 2017. Accordingly, no capital gains distributions is expected to be paid to shareholders until net gains have been realized in excess of such carryforwards. It is uncertain whether Short-Term Bond Series will be able to realize the full benefit prior to the expiration date. Additionally, the Series elects to treat capital losses of approximately $109,980,800 as having been incurred in the following year.

Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of July 31, 2009, no provision for income tax would be required in the Series’ financial statements. The Series’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Dryden Core Investment Fund	51

Notes to Financial Statements

(Unaudited) continued

Note 6. Capital

	Taxable Money Market Series		Short-Term Bond Series
	Shares	Amount	Shares	Amount
Six-Months ended July 31, 2009:
Shares sold	68,053,349,572	$68,053,349,572	645,297	$5,026,112
Shares issued in reinvestment of distributions	38,432,982	38,432,982	3,894,907	29,436,418
Shares reacquired	(65,512,661,522)	(65,512,661,522)	(3,044,666)	(22,779,186)

Net increase in shares outstanding	2,579,121,032	$2,579,121,032	1,495,538	$11,683,344

Year ended January 31, 2009:
Shares sold	182,400,328,239	$182,400,328,239	7,142,320	$63,066,691
Shares issued in reinvestment of distributions	410,453,980	410,453,980	15,087,934	127,473,906
Shares reacquired	(191,987,937,502)	(191,987,937,502)	(17,756,059)	(150,689,457)

Net increase (decrease) in shares outstanding	(9,177,155,283)	$(9,177,155,283)	4,474,195	$39,851,140

Note 7. Overdrafts

The Taxable Money Market Series utilized the temporary overdraft facility. The average daily balance outstanding during the six months ended July 31, 2009, was $18,061,098 at a weighted interest rate of 2.25%.

Note 8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Series through September 25, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Note 9. New Accounting Pronouncements

In June 2009, FASB released Statement of Financial Accounting Standard No. 166, Accounting for Transfers of Financial Assets (FAS 166) and Statement of Financial Accounting Standard 167, Amendments to FASB Interpretation No. 46(R) (FAS 167),

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which change the ways entities account for securitizations and special purpose entities. FAS 166 will require more information about transfers of financial assets, including securitization transactions, and where entities have continuing exposure to the risks related to transferred financial assets. It eliminates the concept of a “qualifying special-purpose entity,” changes the requirements for derecognizing financial assets, and requires additional disclosures. FAS 167 changes how a company determines when an entity that is insufficiently capitalized or is not controlled through voting (or similar rights) should be consolidated. The application of FAS 166 and FAS 167 is required for fiscal years beginning after November 15, 2009 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 166 and FAS 167 and their impact on the financial statements has not been determined.

Dryden Core Investment Fund	53

Financial Highlights

(Unaudited)

	Dryden Core Investment Fund-Taxable Money Market Series
	Six Months Ended July 31, 2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.00

Net investment income and net realized gains	—	(c)
Dividends and distributions to shareholders	—	(c)

Net asset value, end of period	$1.00

Total Return(a):	.35%
Ratios/Supplemental Data:
Net assets, end of period (000)	$17,938,546
Average net assets (000)	$15,602,182
Ratios to average net assets:
Expenses	.02	%(b)
Net investment income	.70	%(b)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than a full year are not annualized.
(b)	Annualized
(c)	Less than $.005 per share.

See Notes to Financial Statements.

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Dryden Core Investment Fund-Taxable Money Market Series
Year Ended January 31,
2009	2008	2007	2006	2005

$1.00	$1.00	$1.00	$1.00	$1.00

.03	.05	.05	.03	.02
(.03)	(.05)	(.05)	(.03)	(.02)

$1.00	$1.00	$1.00	$1.00	$1.00

2.61%	5.43%	5.23%	3.46%	1.50%

$15,359,279	$24,536,580	$16,691,034	$14,439,643	$11,924,742
$22,364,588	$20,733,978	$15,454,186	$11,936,264	$13,091,919

.01%	.01%	.02%	.02%	.02%
2.66%	5.29%	5.12%	3.50%	1.50%

See Notes to Financial Statements.

Dryden Core Investment Fund	55

Financial Highlights

(Unaudited) continued

	Short-Term Bond Series

	Six Months Ended July 31, 2009
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$7.40

Income (loss) from investment operations:
Net investment income	.09
Net realized and unrealized gain (loss) on investment transactions	.67

Total from investment operations	.76

Less Dividends
Dividends from net investment income	(.07)

Net asset value, end of period	$8.09

Total Return(c):	10.40%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3,224,482
Average net assets (000)	$3,006,945
Ratios to average net assets:
Expenses	.03	%(e)
Net investment income	2.41	%(e)
Portfolio turnover rate	14	%(f)

(a)	Commencement of investment operations.
(b)	Amount represents less than $.005 per share.
(c)	Total return is calculated assuming purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	The Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes, and brokerage commissions). The Manager will reimburse the Fund .035% of average daily net assets. If the Manager had not reimbursed the Series, the expenses and the net investment income ratios would have been .06% and 5.60%, respectively, for the year ended January 31, 2008, .07% and 5.49%, respectively, for the year ended January 31, 2007 and .11% and 4.43%, respectively, for the period November 7, 2005 (commencement of investment operations) through January 31, 2006.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

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Short-Term Bond Series
Year Ended January 31,					November 7, 2005(a) through January 31, 2006
2009	2008		2007

$9.32	$10.01		$10.00		$10.00

.33	.55		.54		.10
(1.93)	(.69)		.01		—	(b)

(1.60)	(.14)		.55		.10

(.32)	(.55)		(.54)		(.10)

$7.40	$9.32		$10.01		$10.00

(17.57)%	(1.48)%		5.61%		.95%

$2,938,484	$3,660,970		$3,060,691		$443,961
$3,367,022	$3,711,731		$1,314,770		$415,749

.02%	.02	%(d)	.03	%(d)	.08	%(d)(e)
3.85%	5.63	%(d)	5.52	%(d)	4.47	%(d)(e)
28%	53%		31%		7	%(f)

See Notes to Financial Statements.

Dryden Core Investment Fund	57

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Dryden Core Investment Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs Secretary

Date	September 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	September 23, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	September 23, 2009

*	Print the name and title of each signing officer under his or her signature.